General Information (Details) - Schedule of Shares Issued at the Completion of the Acquisition	Dec. 31, 2023 shares
Schedule of Shares Issued at the Completion of the Acquisition [Line Items]
Shares (Fully Diluted)	119,458,154
Fully Diluted %	100.00%
Lifezone Shareholders [Member]
Schedule of Shares Issued at the Completion of the Acquisition [Line Items]
Shares At Closing	77,693,602
% At Closing	100.00%
Shares (Fully Diluted)	77,693,602
Fully Diluted %	65.00%
Warrants [Member]
Schedule of Shares Issued at the Completion of the Acquisition [Line Items]
Shares (Fully Diluted)	14,467,500
Fully Diluted %	12.10%
Earnout Trigger Event 1 [Member]
Schedule of Shares Issued at the Completion of the Acquisition [Line Items]
Shares (Fully Diluted)	13,398,526
Fully Diluted %	11.20%
Earnout Trigger Event 2 [Member]
Schedule of Shares Issued at the Completion of the Acquisition [Line Items]
Shares (Fully Diluted)	13,398,526
Fully Diluted %	11.20%
Previous Lifezone Holdings shareholders [Member] | Lifezone Shareholders [Member]
Schedule of Shares Issued at the Completion of the Acquisition [Line Items]
Shares At Closing	62,680,131
% At Closing	80.70%
Shares (Fully Diluted)	62,680,131
Fully Diluted %	52.50%
Previous Lifezone Holdings shareholders [Member] | Earnout Trigger Event 1 [Member]
Schedule of Shares Issued at the Completion of the Acquisition [Line Items]
Shares (Fully Diluted)	12,536,026
Fully Diluted %	10.50%
Previous Lifezone Holdings shareholders [Member] | Earnout Trigger Event 2 [Member]
Schedule of Shares Issued at the Completion of the Acquisition [Line Items]
Shares (Fully Diluted)	12,536,026
Fully Diluted %	10.50%
Previous GoGreen Sponsor shareholders [Member] | Lifezone Shareholders [Member]
Schedule of Shares Issued at the Completion of the Acquisition [Line Items]
Shares At Closing	6,468,600
% At Closing	8.30%
Shares (Fully Diluted)	6,468,600
Fully Diluted %	5.40%
Previous GoGreen Sponsor shareholders [Member] | Earnout Trigger Event 1 [Member]
Schedule of Shares Issued at the Completion of the Acquisition [Line Items]
Shares (Fully Diluted)	862,500
Fully Diluted %	0.70%
Previous GoGreen Sponsor shareholders [Member] | Earnout Trigger Event 2 [Member]
Schedule of Shares Issued at the Completion of the Acquisition [Line Items]
Shares (Fully Diluted)	862,500
Fully Diluted %	0.70%
Previous GoGreen public shareholders [Member] | Lifezone Shareholders [Member]
Schedule of Shares Issued at the Completion of the Acquisition [Line Items]
Shares At Closing	1,527,554
% At Closing	2.00%
Shares (Fully Diluted)	1,527,554
Fully Diluted %	1.30%
PIPE Investors [Member] | Lifezone Shareholders [Member]
Schedule of Shares Issued at the Completion of the Acquisition [Line Items]
Shares At Closing	7,017,317
% At Closing	9.00%
Shares (Fully Diluted)	7,017,317
Fully Diluted %	5.90%
Previous GoGreen public warrants [Member] | Warrants [Member]
Schedule of Shares Issued at the Completion of the Acquisition [Line Items]
Shares (Fully Diluted)	13,800,000
Fully Diluted %	11.60%
Previous GoGreen Sponsor warrants [Member] | Warrants [Member]
Schedule of Shares Issued at the Completion of the Acquisition [Line Items]
Shares (Fully Diluted)	667,500
Fully Diluted %	0.60%